Calculation of Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Calculation of Basic and Diluted Earnings per Share
Net income attributable to VCA Inc.	$ 58,231	$ 54,854	$ 168,508	$ 147,454
Weighted-average common shares outstanding:
Basic (in shares)	80,924,000	80,815,000	80,845,000	81,700,000
Effect of dilutive potential common shares:
Stock options (in shares)	270,000	338,000	287,000	338,000
Non-vested shares and units (in shares)	618,000	642,000	563,000	706,000
Diluted (in shares)	81,812,000	81,795,000	81,695,000	82,744,000
Basic earnings per share (in dollars per share)	$ 0.72	$ 0.68	$ 2.08	$ 1.80
Diluted earnings per share (in dollars per share)	$ 0.71	$ 0.67	$ 2.06	$ 1.78
Calculation of Earnings per Share (Textuals) [Abstract]
Potential common shares excluded from the computation of diluted earnings per share (in shares)	10,256	0	18,739	24,735